[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05921

THE TURKISH INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)

1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31

Date of reporting period:	1/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Turkish Investment Fund, Inc.
Portfolio of Investments
First Quarter Report
January 31, 2007 (unaudited)

			Value
		Shares	(000)
TURKISH COMMON STOCKS (95.9%)
(Unless Otherwise Noted)
Automobiles (5.3%)
Tofas Turk Otomobil Fabrikasi A.S.		1,606,000	$6,111
Beverages (9.3%)
Anadolu Efes Biracilik ve Malt Sanayii A.S.		100,825	3,313
Coca-Cola Icecek Uretim A.S.	(a)	966,500	7,287
			10,600
Building Products (2.2%)
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	(a)	1,111,200	2,513
Commercial Banks (23.7%)
Turkiye Garanti Bankasi A.S.		2,791,413	10,613
Turkiye Is Bankasi		1,626,420	7,838
Turkiye Vakiflar Bankasi T.A.O.		1,665,089	4,353
Yapi ve Kredi Bankasi A.S.	(a)	2,203,188	4,335
			27,139
Construction Materials (5.0%)
Adana Cimento Sanayii Turk Anonim Sirketi, ‘A’		402,353	2,347
Bati Cimento Anadolu Cimento Sanayii A.S.		268,041	1,575
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.		43,400	1,790
			5,712
Diversified Financial Services (5.2%)
Haci Omer Sabanci Holding A.S.		1,428,110	6,003
Food & Staples Retailing (11.0%)
BIM Birlesik Magazalar A.S.		212,698	12,629
Household Durables (2.6%)
Anadolu Cam Sanayii A.S.		267,254	1,112
Turk Sise Ve Cam Fabrikalari A.S.	(a)	460,000	1,815
			2,927
Industrial Conglomerates (5.1%)
Enka Insaat ve Sanayi A.S.		545,265	5,815
Insurance (10.4%)
Aksigorta A.S.		2,142,200	9,075
Anadolu Hayat Emeklilik A.S.		795,000	2,831
			11,906
Machinery (2.1%)
Uzel Makina Sanayii A.S.	(a)	1,192,100	2,430
Media (5.2%)
AFM Uluslararasi Film Produksiyon Ticaret ve Sanayi A.S.		515,221	1,722
Dogan Yayin Holding A.S.	(a)	1,205,023	4,292
			6,014
Multiline Retail (1.7%)
Carrefour S.A., ‘A’	(a)	67,287	773
Carrefour S.A., ‘B’	(a)	100,981	1,168
			1,941
Real Estate (4.1%)
Yapi Kredi Koray Gayrimenkul Yatirim Ortakligi A.S.	(a)	1,905,311	4,664
Wireless Telecommunication Services (3.0%)
Turkcell Iletisim Hizmet A.S.		625,000	3,489
TOTAL TURKISH COMMON STOCKS (Cost $92,113)			109,893

			Face
			Amount
			(000)
SHORT-TERM INVESTMENT (2.7%)
Repurchase Agreement (2.7%)
J.P. Morgan Securities, Inc., 5.22%, dated 1/31/07, due 2/1/07, repurchase price $3,076 (Cost $3,076)	$	(b)	3,076	3,076
TOTAL INVESTMENTS + (98.6%) (Cost $95,189)				112,969
OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)				1,594
NET ASSETS (100%)				$114,563

( a) Non-income producing.

( b)  Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of  $2,234,698,000. The repurchase agreement was fully collateralized by U.S. governement agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due

2/1/07 to 12/28/20; Federal Home Loan Bank, 0.00% to 7.38%, due 2/1/07 to 6/5/28; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 2/6/07 to 7/15/32; Federal National Mortgage Association, 0.00% to 8.20%, due 2/1/07 to 11/15/30; Tennessee Valley Authority, 4.88% to 6.75%, due 2/22/07 to 4/1/36, which had a total value of $2,279,393,986. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+               At January 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $95,189,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $17,780,000 of which $22,382,000 related to appreciated securities and $4,602,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Turkish Investment Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	March 22, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	March 22, 2007